Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Consolidated statement of cash flows
Inflow from operating activities		€ 5,092	€ 5,644
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired		27	0
Purchase of interests in associates and joint ventures		(68)	(45)
Purchase of intangible assets		(968)	(1,023)
Purchase of property, plant and equipment		(2,453)	(2,182)
Purchase of investments		(530)	(1,167)
Disposal of interests in subsidiaries, net of cash disposed		0	3,578
Disposal of interests in associates and joint ventures		20	3,020
Disposal of property, plant and equipment and intangible assets		15	7
Disposal of investments		1,566	363
Dividends received from associates and joint ventures		235	243
Interest received		282	285
Cash outflows from discontinued operations		0	(612)
(Outflow)/inflow from investing activities		(1,874)	2,467
Cash flows from financing activities
Proceeds from issue of long-term borrowings		4,092	3,919
Net repayment of borrowings		(7,494)	(6,923)
Net movement in short-term borrowings		(975)	(249)
Net movement in derivatives		56	316
Interest paid		(1,028)	(1,523)
Purchase of treasury shares		(973)	(879)
Equity dividends paid		(558)	(1,201)
Dividends paid to non-controlling shareholders in subsidiaries		(141)	(157)
Other transactions with non-controlling shareholders in subsidiaries		103	(23)
Cash outflows from discontinued operations		0	(613)
Outflow from financing activities		(6,918)	(7,333)
Net cash (outflow)/inflow		(3,700)	778
Cash and cash equivalents at the beginning of the financial period	[1]	10,893	6,114
Exchange loss on cash and cash equivalents		(192)	(21)
Cash and cash equivalents at the end of the financial period	[1]	€ 7,001	€ 6,871

[1]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €7,087 million (€7,008 million as at 30 September 2024), together with overdrafts of €86 million (€165 million as at 30 September 2024) and €nil million (€28 million as at 30 September 2024) of cash and cash equivalents included within Assets held for sale.